Reinsurance - Additional information (Detail) (Other Assets [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Member]
Reinsurance (Textual) [Abstract]
Amounts recoverable under reinsurance contracts	$ 704	$ 675	$ 684